Schedule Of Contractual Maturities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Debt Under Vehicle Programs And Borrowing Arrangements [Line Items]
2014	$ 28
2015	17
2016	562
2017	12
2018	942
Thereafter	1,859
Vehicle Programs
Debt Under Vehicle Programs And Borrowing Arrangements [Line Items]
2014	1,345
2015	2,328
2016	1,004
2017	1,629
2018	1,392
Thereafter	418
Total	$ 8,116